Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI United Kingdom ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.5%
iShares MSCI United Kingdom ETF(a)	243,557	$8,229,791

Total Investment Companies — 100.5%
(Cost: $8,113,289)		8,229,791

Total Investments in Securities — 100.5%
(Cost: $8,113,289)		8,229,791
Other Assets, Less Liabilities — (0.5)%		(44,209)

Net Assets — 100.0%		$8,185,582

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$23	$—
iShares MSCI United Kingdom ETF	10,400,203	2,048,203		(6,426,953)	(677,775)	2,886,113	8,229,791	243,557	106,823	—
					$(677,775)	$2,886,113	$8,229,791		$106,846	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	8,318,848	GBP	5,852,000	MS	07/06/21	$4,541
GBP	5,852,000	USD	8,318,557	MS	06/03/21	(4,616)
USD	8,102,707	GBP	5,852,000	MS	06/03/21	(211,234)
GBP	85,000	USD	120,818	MS	07/06/21	(53)
						(215,903)
	Net unrealized depreciation					$(211,362)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI United Kingdom ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$8,229,791	$—	$—	$8,229,791

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,541	$—	$4,541
Liabilities
Forward Foreign Currency Exchange Contracts	—	(215,903)	—	(215,903)
	$—	$(211,362)	$—	$(211,362)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound
USD	United States Dollar